Equity (Details) - USD ($)												1 Months Ended	12 Months Ended
	Dec. 27, 2024	Dec. 12, 2024	Nov. 14, 2024	Oct. 02, 2024	Oct. 01, 2024	Feb. 20, 2024	Oct. 03, 2023	Oct. 10, 2022	Jan. 06, 2022	Aug. 14, 2019	Apr. 16, 2019	Dec. 17, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 15, 2019
Equity [Line Items]
Ordinary share authorized (in Shares)													500,000,000
Ordinary share par value (in Dollars per share)													$ 0.0001
Description of ordinary shares voting rights													Holders of Class A Ordinary Shares and Class B Class A Ordinary Shares have the same rights except for voting and conversion rights. In respect of matters requiring a shareholder vote, each Class A Ordinary Share will be entitled to 1 vote and each Class B Ordinary Share will be entitled to 15 votes.
Ordinary shares issued (in Shares)													135,007
Economic beneficial interest rate													0.53%
Voting ownership interest													0.41%
Shares exercise price (in Dollars per share)				$ 0.3
Gross proceeds				$ 928,200
Shareholders stock split						1-for-10
Ordinary shares par value (in Shares)						0.0001
Aggregate purchase price			$ 3,000,000
Exercise of Warrants
After-tax profits percentage													10.00%
Reserve funds percentage													50.00%
Accrued statutory reserve													$ 161,208	$ 56,151	$ 115,963
Percentage of retained earnings													10.00%	10.00%	10.00%
Reversal of statutory reserve													$ 113,186
Statutory reserve funds													1,419,190	$ 1,371,168
Net assets													$ 13,139,835	13,370,283
Warrant [Member]
Equity [Line Items]
Other percentage of warrants			50.00%
Warrants exercise price (in Dollars per share)			$ 2
Hong Kong [Member]
Equity [Line Items]
Tax rate													5.00%
PRC Enterprise Income Tax [Member]
Equity [Line Items]
Tax rate													10.00%
VIE [Member]
Equity [Line Items]
Statutory reserve funds													$ 1,419,190	1,371,168
Retained earnings
Restricted net assets													$ 13,139,835	$ 13,370,283
Zhongchao Shanghai [Member]
Equity [Line Items]
Percentage of shareholders													6.25%			6.25%
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share authorized (in Shares)													450,000,000	450,000,000
Ordinary share par value (in Dollars per share)													$ 0.001	$ 0.001
Aggregate of ordinary shares (in Shares)			40,000,000			135,007			1,060,000	14,752,352
Committed to issue ordinary shares (in Shares)													135,007
Aggregate offering price												$ 10,400,000
Shares exercise price (in Dollars per share)			$ 1.8						$ 1.8
Gross proceeds									$ 1,908,000
Aggregation of shares (in Shares)							18,000	18,000
Other percentage of warrants			50.00%
Exercise of Warrants		$ 9,600,000
Granted shares (in Shares)	39,000
Class B Ordinary Share [Member]
Equity [Line Items]
Ordinary share authorized (in Shares)													50,000,000	50,000,000
Ordinary share par value (in Dollars per share)													$ 0.001	$ 0.001
Aggregate of ordinary shares (in Shares)										5,497,715	10,000
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share)					$ 0.001
Aggregate of ordinary shares (in Shares)					3,094,000
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Aggregate of ordinary shares (in Shares)			10,000,000
Shares exercise price (in Dollars per share)			$ 0.001